Revenue from Contracts with Customers (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contracts with Customers [Line Items]
Receivables	$ 21,880,509	$ 21,122,087	$ 20,619,673
Percentage of entity's revenue	100.00%
Insurance claims amounting	$ 10,492
Éxito Occidente [Member]
Revenue from Contracts with Customers [Line Items]
Percentage of sale of real estate project	14.04%
Receivables	$ 2,850
Tuya S.A [Member]
Revenue from Contracts with Customers [Line Items]
Discount value	39,403
Montería Centro [Member]
Revenue from Contracts with Customers [Line Items]
Receivables	10,350
López de Galarza [Member]
Revenue from Contracts with Customers [Line Items]
Receivables	2,484
La Colina [Member]
Revenue from Contracts with Customers [Line Items]
Receivables	$ 7,500
La Secreta [Member]
Revenue from Contracts with Customers [Line Items]
Receivables		2,188
Galería [Member]
Revenue from Contracts with Customers [Line Items]
Receivables		29,208
Carulla Calle [Member]
Revenue from Contracts with Customers [Line Items]
Receivables		$ 18,000
Percentage of entity's revenue		20.43%